Organization and Principal Activities (Details) - USD ($) $ in Millions	Sep. 30, 2022	Jul. 31, 2023	Jul. 31, 2022	Oct. 31, 2021
JYD WLKJ [Member]
Organization and Principal Activities (Details) [Line Items]
Payment of share purchase (in Dollars)	$ 35
JYD SHWL [Member] | Owenership [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interest		51.00%	52.00%	51.00%